Other investments	12 Months Ended
Mar. 31, 2023
Disclosure of Other investments [Abstract]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]

15.	Other investments

Other Investments comprise investment in unquoted equity instruments classified as financial assets at FVTOCI and investment in unquoted debt securities classified as financial assets at amortised cost. The details of such investments are given below:

	March 31, 202 3	March 31, 2022
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560
Investment in The Gizmo App Company	20,554	19,000
Investment in Tasoula Energy Private Limited	225,000	225,000
Investment in Padvest Corporation	4,111	3,650
Investment in Digifresh Corporation	16,443	15,153
Investment in VEH Srishti Energy Private Limited	375,300	-
Investment in Chatter Inc	12,333	-
Investment in Passerine technologies Inc	16,443	-
Investment in debt securities – unquoted
Investment in Elevo Corporation (Erstwhile Attala Systems Corporation) #	372,126	211,537
	1,044,020	476,050

# Unsecured convertible promissory note of $

2,789 with Attala Systems Corporation, of which $ 750 (₹ 55,100), $ 375 (₹ 27,600),    $375 (₹ 27,600), $ 500 (₹ 36,800), $ 214 (₹ 15,700) and $ 575 (₹ 42,200) matures on 17th October 2019, 4th January 2020 , 4th April 2020 , 30th October 2020, 1st January 2021 and 27th November 2021 respectively. The note bears interest at a rate of five percent (5%). On 15th October 2019, the note has been amended to extend the maturity date to 30th October 202
3
. The note bears interest at a rate of five percent (5%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.